Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit for the period	$ 379,081	$ 495,583	$ 656,414
Adjustments to reconcile profit for the period to net cash provided by operating activities:
Net finance expense	217,398	277,990	153,271
Depreciation	328,460	339,030	230,942
Gain on sale of vessels	(5,929)	(112,079)	(21,959)
(Gain) loss on marketable securities	1,600	3,405	(22,989)
Share of results of associated companies	(1,059)	599	(3,383)
Stock option expense	5,560	(2,187)	10,719
Dividends received from associated companies	4,482	0	7,298
Other, net	(124)	1,480	182
Changes in operating assets and liabilities:
Trade and other receivables	(5,054)	(2,797)	14,818
Inventories	16,893	(2,319)	(28,249)
Voyages in progress	(40,874)	9,837	576
Prepaid expenses and accrued income	(7,974)	1,296	(1,498)
Other current assets	(5,551)	(10,054)	(1,968)
Trade and other payables	21,360	3,397	(2,694)
Related party balances	(8,865)	(1,589)	10,666
Other	(1,430)	(1,511)	(163)
Interest paid	(229,783)	(274,691)	(165,193)
Debt issuance costs paid	(16,037)	(29,666)	(20,020)
Interest received	30,306	40,688	39,411
Net cash provided by operating activities	682,460	736,412	856,181
Investing activities
Additions to newbuildings, vessels and equipment	(12,531)	(915,248)	(1,631,423)
Proceeds from sale of vessels	37,150	431,850	142,740
Cash inflow on repayment of loan to associated companies	0	0	1,388
Proceeds from sale of marketable securities	360	0	251,839
Net cash provided by (used in) investing activities	24,979	(483,398)	(1,235,456)
Financing activities
Proceeds from issuance of debt	1,433,715	2,167,296	1,609,449
Repayment of debt	(2,095,888)	(1,880,055)	(536,587)
Repayment of obligations under leases	(412)	(930)	(862)
Cash dividends paid	(207,039)	(434,115)	(638,928)
Net cash provided by (used in) financing activities	(869,624)	(147,804)	433,072
Net change in cash and cash equivalents	(162,185)	105,210	53,797
Cash and cash equivalents at the beginning of the year	413,532	308,322	254,525
Cash and cash equivalents at the end of the year	251,347	413,532	308,322
Supplemental disclosure of cash flow information:
Income taxes paid	$ 2,735	$ 4,531	$ 122